Unaudited Quarterly Statements of Operations Data (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Line Items]
Revenue	$ 30,696	$ 30,256	$ 26,317	$ 24,332	$ 23,847	$ 22,208	$ 20,833	$ 19,629	$ 19,069	$ 104,752	$ 81,739	$ 68,783
Gross profit	11,470	10,783	10,146	10,010	11,402	10,327	10,153	8,282	8,577	42,341	37,339	26,650
Total operating expenses	23,294	18,474	16,504	19,091	16,466	11,818	12,052	13,456	12,815	70,535	50,141	39,667
Operating loss	(11,824)	(7,691)	(6,358)	(9,081)	(5,064)	(1,491)	(1,899)	(5,174)	(4,238)	(28,194)	(12,802)	(13,017)
Net loss	$ (12,402)	$ (8,282)	$ (6,836)	$ (9,628)	$ (5,615)	$ (2,029)	$ (2,408)	$ (5,690)	$ (4,746)	$ (30,361)	$ (14,873)	$ (15,064)
Net loss per common share	$ (0.51)	$ (0.34)	$ (1.08)	$ (2.00)	$ (1.17)	$ (0.42)	$ (0.50)	$ (1.18)	$ (0.99)	$ (2.99)	$ (3.09)	$ (3.09)
Weighted-average common shares outstanding-basic and diluted	24,541,359	24,474,566	6,320,731	4,809,518	4,798,043	4,842,205	4,836,179	4,826,171	4,810,059	10,144,243	4,812,632	4,875,157